Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 4,272	kr 4,114	kr 3,674
Impairment losses	662	274	198
Adjustments to reconcile net income to cash	51,710	17,638	17,143
Depreciations	2,427	2,451	2,277
Impairment losses	154	66	0
Amortizations	4,458	3,577	2,507
Goodwill	31,897	0	112
Total impairments	31,916	61	313
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	43,889	10,543	8,969
Taxes	3,189	5,383	6,576
Dividends from joint ventures/associated companies	46	58	90
Undistributed earnings in joint ventures/ associated companies	(104)	(3)	270
Gains/losses on investments and sale of operations, intangible assets and PP&E, net	268	(287)	(971)
Other non-cash items	4,422	1,944	2,209
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,581	2,517	2,277
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	36,374	3,638	2,820
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	4,934	4,388	3,872
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,137	1,586	1,343
Customer relationships, IPRs and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	3,321	1,991	1,164
Impairments	kr 19	kr 61	kr 201